Form N-1A Cover	Mar. 25, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	SEI EXCHANGE TRADED FUNDS
Entity Central Index Key	0001888997
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 25, 2026
Prospectus Date	Mar. 25, 2026